OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at December 31, 2020 (Unaudited)

Shares		Value
Common Stocks: 98.2%
Aerospace & Defense: 1.8%
80,580	Safran SA - ADR [1]	$2,857,367

Air Freight & Logistics: 3.5%
21,400	FedEx Corp.	5,555,868

Auto Components: 2.3%
28,170	Aptiv PLC - ADR	3,670,269

Banks: 5.5%
24,945	First Republic Bank	3,665,169
39,160	JPMorgan Chase & Co.	4,976,061
		8,641,230

Chemicals: 2.2%
12,470	Air Products & Chemicals, Inc.	3,407,053

Commercial Services & Supplies: 2.7%
41,135	Waste Connections, Inc.	4,219,217

Diversified Consumer Services: 2.1%
18,805	Bright Horizons Family Solutions, Inc. [1]	3,253,077

Electric Utilities: 2.8%
58,222	NextEra Energy, Inc.	4,491,827

Equity Real Estate Investment Trusts - REITS: 5.9%
22,040	CoreSite Realty Corp.	2,761,171
19,795	Crown Castle International Corp.	3,151,166
25,660	PS Business Parks, Inc.	3,409,444
		9,321,781

Food & Staples Retailing: 2.8%
59,330	Sysco Corp.	4,405,846

Health Care Equipment & Supplies: 7.4%
7,310	Becton Dickinson and Co.	1,829,108
26,050	Danaher Corp.	5,786,747
9,990	Teleflex, Inc.	4,111,584
		11,727,439

Insurance: 2.8%
44,345	The Progressive Corp.	4,384,834

Interactive Media & Services: 6.0%
5,374	Alphabet, Inc. - Class C [1]	9,414,603

Internet & Direct Marketing Retail: 1.7%
820	Amazon.com, Inc. [1]	2,670,683

IT Services: 4.8%
37,125	LiveRamp Holdings, Inc. [1]	2,717,179
22,335	Visa, Inc. - Class A	4,885,334
		7,602,513

Media: 4.0%
9,472	Charter Communications, Inc. - Class A [1]	6,266,202

Multiline Retail: 2.8%
20,845	Dollar General Corp.	4,383,703

Pharmaceuticals: 4.5%
18,185	Johnson & Johnson	2,861,956
64,000	Nektar Therapeutics [1]	1,088,000
33,610	Novartis AG - ADR	3,173,792
		7,123,748

Professional Services: 2.0%
34,325	IHS Markit Ltd.	3,083,415

Road & Rail: 4.2%
15,550	Old Dominion Freight Line, Inc.	3,035,049
17,385	Union Pacific Corp.	3,619,905
		6,654,954

Semiconductors & Semiconductor Equipment: 11.2%
59,275	Advanced Micro Devices, Inc. [1]	5,436,110
51,215	Applied Materials, Inc.	4,419,855
48,980	Micron Technology, Inc. [1]	3,682,316
11,330	Monolithic Power Systems, Inc.	4,149,386
		17,687,667

Software: 10.9%
37,795	Microsoft Corp.	8,406,364
13,855	Synopsys, Inc. [1]	3,591,770
36,525	Zendesk, Inc. [1]	5,227,458
		17,225,592

Specialty Retail: 4.3%
11,250	The Home Depot, Inc.	2,988,225
31,365	Ross Stores, Inc.	3,851,936
		6,840,161

Total Common Stocks
(Cost $85,941,333)		154,889,049

Short-Term Investments: 1.7%
Money Market Funds: 1.7%
2,657,700	Federated Hermes U.S. Treasury Cash Reserves - Class I , 0.010% [2]	2,657,700
Total Money Market Funds
(Cost $2,657,700)		2,657,700
Total Short-Term Investments
(Cost $2,657,700)		2,657,700
Total Investments in Securities: 99.9%
(Cost $88,599,033)		157,546,749
Other Assets in Excess of Liabilities: 0.1%		129,248
Total Net Assets: 100.0%		$157,675,997

ADR -	American Depositary Receipt

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of December 31, 2020.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at December 31, 2020 (Unaudited)

The Osterweis Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$154,889,049	$–	$–	$154,889,049
Short-Term Investments	2,657,700	–	–	2,657,700
Total Assets:	$157,546,749	$–	$–	$157,546,749

[1] See Schedule of Investments for industry breakouts.